Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Global Bond Fund

Janus Henderson Multi-Sector Income Fund

Supplement dated June 28, 2017

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Henderson Global Bond Fund and Janus Henderson Multi-Sector Income Fund (each, a “Fund” and collectively, the “Funds”) as noted below. The change reflects an increase in each Fund’s limit on investing in short positions from 10% to 50%. This change is intended to provide each Fund with greater hedging flexibility.

1.	The following sentence is added at the end of the second paragraph under “Principal Investment Strategies” in the Fund Summary section of each Fund’s Prospectuses:

The Fund may also enter into short positions for hedging purposes.

Please retain this Supplement with your records.

Janus Henderson Global Bond Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated June 28, 2017

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Henderson Global Bond Fund and Janus Henderson Multi-Sector Income Fund (each, a “Fund” and collectively, the “Funds”) as noted below. The change reflects an increase in each Fund’s limit on investing in short positions from 10% to 50%. This change is intended to provide each Fund with greater hedging flexibility.

1.	The following sentence is added at the end of the second paragraph under “Principal Investment Strategies” in the Fund Summary section of each Fund’s Prospectuses:

The Fund may also enter into short positions for hedging purposes.

Please retain this Supplement with your records.

Janus Henderson Global Bond Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated June 28, 2017

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Henderson Global Bond Fund and Janus Henderson Multi-Sector Income Fund (each, a “Fund” and collectively, the “Funds”) as noted below. The change reflects an increase in each Fund’s limit on investing in short positions from 10% to 50%. This change is intended to provide each Fund with greater hedging flexibility.

1.	The following sentence is added at the end of the second paragraph under “Principal Investment Strategies” in the Fund Summary section of each Fund’s Prospectuses:

The Fund may also enter into short positions for hedging purposes.

Please retain this Supplement with your records.

Janus Henderson Multi-Sector Income Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Supplement dated June 28, 2017

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Henderson Global Bond Fund and Janus Henderson Multi-Sector Income Fund (each, a “Fund” and collectively, the “Funds”) as noted below. The change reflects an increase in each Fund’s limit on investing in short positions from 10% to 50%. This change is intended to provide each Fund with greater hedging flexibility.

1.	The following sentence is added at the end of the second paragraph under “Principal Investment Strategies” in the Fund Summary section of each Fund’s Prospectuses:

The Fund may also enter into short positions for hedging purposes.

Please retain this Supplement with your records.

Janus Henderson Multi-Sector Income Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Supplement dated June 28, 2017

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Henderson Global Bond Fund and Janus Henderson Multi-Sector Income Fund (each, a “Fund” and collectively, the “Funds”) as noted below. The change reflects an increase in each Fund’s limit on investing in short positions from 10% to 50%. This change is intended to provide each Fund with greater hedging flexibility.

1.	The following sentence is added at the end of the second paragraph under “Principal Investment Strategies” in the Fund Summary section of each Fund’s Prospectuses:

The Fund may also enter into short positions for hedging purposes.

Please retain this Supplement with your records.